Stockholders' Deficit (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Oct. 09, 2023	Oct. 04, 2023	Sep. 11, 2023	May 18, 2023	May 16, 2023	Nov. 08, 2022	Dec. 31, 2024	Dec. 31, 2023	May 15, 2023
Stockholders' Deficit
Common stock, par value							$ 0.0001	$ 0.0001
CMO | Optional Stock Purchase Agreement
Stockholders' Deficit
Number of common stock shares sold during the period	2,225,513
Share price	$ 3.675
Common stock	$ 8,200
Number of trading days considered for price per share of common stock		10 days
Public Offering
Stockholders' Deficit
Number of common stock shares sold during the period				13,529,411	11,764,706
Common stock, par value					$ 0.0001
Share price					$ 4.25
Common stock								$ 53,625
Public Offering | Maximum
Stockholders' Deficit
Shares offering aggregate amount					$ 150,000
At Market Offering
Stockholders' Deficit
Number of common stock shares sold during the period							650,005	3,559,761
Shares offering, aggregate amount decrease									$ 86,250
Increase in amount of shares to be issued and sold			$ 28,750
Common stock remaining available for sales under the ATM offering							$ 64,900
Common stock							$ 1,455	$ 18,317
At Market Offering | Maximum
Stockholders' Deficit
Shares offering aggregate amount			$ 92,500			$ 150,000			$ 63,750
Common stock						$ 150,000
Over-Allotment Option
Stockholders' Deficit
Number of common stock shares sold during the period					1,764,705
Term of share offering					30 days
Share price					$ 3.995